SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 62,441	$ 68,275	$ 79,844
Total Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	24,305	26,245	28,060
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,440	8,886	8,835
Brazil
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7,560	8,243	8,715
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,414	3,485	4,188
Mexico
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,787	3,288	2,876
Argentina
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,099	1,233	1,908
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,005	1,110	1,538
Total Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	32,773	35,780	44,519
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,761	6,550	7,761
Poland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,443	4,466	5,930
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,194	4,611	5,703
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,751	3,981	4,737
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,809	2,608	4,017
Czech Republic
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,191	1,183	1,432
Turkey
Disclosure of geographical areas [line items]
Revenue from contracts with customers	929	1,119	1,231
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,457	1,341	1,593
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,675	2,061	2,110
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,273	1,445	1,774
Russia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0	901	996
Romania
Disclosure of geographical areas [line items]
Revenue from contracts with customers	403	386	461
Ukraine
Disclosure of geographical areas [line items]
Revenue from contracts with customers	557	508	464
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,330	4,620	6,310
Total Asia & Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,363	6,250	7,265
South Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,751	1,862	2,259
Morocco
Disclosure of geographical areas [line items]
Revenue from contracts with customers	808	745	806
Rest of Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	572	524	499
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	762	764	765
Kazakstan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0	503	625
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	337	410	383
India
Disclosure of geographical areas [line items]
Revenue from contracts with customers	128	102	131
Rest of Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,005	$ 1,340	$ 1,797